                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended    3/31/07
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        River Oaks Capital LLC
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Address:     1905 East Wayzata Blvd., Suite 140
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             Wayzata, MN 55391
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Form 13F File Number:  28-12119
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Thomas Vermylen
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Title:      Client Service Representative
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Phone:      212-713-9081
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Signature, Place, and Date of Signing:

/s/ Thomas A. Vermylen                 NY, NY                      5/14/07
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             None
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:
                                            -------------
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                                                                       3/31/2007

UBS SECURITIES LLC                                                             1

USD

         ITEM 1                  ITEM 2     ITEM 3      ITEM 4       ITEM 5      ITEM 6                    ITEM 7        ITEM 8
     NAME OF ISSUER             TITLE OF    CUSIP #  FAIR MARKET   SHARES OF            INVEST. DISC.    MANAGERS   VOTING AUTHORITY
                                 CLASS                  VALUE      PRINCIPAL
                                                                     AMOUNT        SOLE  SHARED  OTHER   SOLE       SHARED      NONE
Page 1                                                                               A     B       C       A             B        C
AMERICAN CMNTY BANKSHARES        OTC EQ   02520W106  $ 1,416,826    125,272 N  X                  RIVO  125,272          0        0
ACCESS NATIONAL CORPORATIO       OTC EQ     4337101  $ 1,653,114    173,829 N  X                  RIVO  173,829          0        0
ANNAPOLIS BANCORP INC            OTC EQ    35848100  $ 1,668,020    176,510 N  X                  RIVO  176,510          0        0
APPALACHIAN BANCSHARES INC       OTC EQ    37675105  $ 3,313,330    166,499 N  X                  RIVO  166,499          0        0
ATLANTIC BANCGROUP INC           OTC EQ    48221105  $ 2,390,775     60,927 N  X                  RIVO   60,927          0        0
BAY NATIONAL CORP                OTC EQ    72500101  $   714,206     38,091 N  X                  RIVO   38,091          0        0
BANK OF THE CAROLINAS CORP       OTC EQ   06425J102  $ 1,886,601    136,859 N  X                  RIVO  136,859          0        0
BEACH FIRST NATIONAL             OTC EQ    73334104  $ 6,846,608    291,345 N  X                  RIVO  291,345          0        0
BANK OAKRIDGE NORTH CAROLI       OTC EQ    64180102  $   763,824     63,652 N  X                  RIVO   63,652          0        0
CAPE FEAR BANK CORP              OTC EQ   139380109  $ 3,798,756    327,479 N  X                  RIVO  327,479          0        0
COLUMBIA BANCORP ORE             OTC EQ   197231103  $ 2,967,708    123,603 N  X                  RIVO  123,603          0        0
COMMUNITY BANCORP                OTC EQ   20343T100  $ 2,484,662     80,802 N  X                  RIVO   80,802          0        0
CCF HOLDING CO                   OTC EQ   12487X104  $ 3,596,644    181,557 N  X                  RIVO  181,557          0        0
CENTER FINANCIAL CORP            OTC EQ   1.51E+106  $   215,592     10,905 N  X                  RIVO   10,905          0        0
COOPERATIVE BANKSHARES INC       OTC EQ   216844100  $ 3,102,371    188,594 N  X                  RIVO  188,594          0        0
CRESECENT FINANCIAL CORP         OTC EQ   225744101  $   450,129     33,296 N  X                  RIVO   33,296          0        0
CARROLLTON BANCORP MD            OTC EQ   145282109  $   384,952     21,761 N  X                  RIVO   21,761          0        0
CENTERSTATE BANKS FL INC         OTC EQ   15201P109  $ 1,069,795     60,543 N  X                  RIVO   60,543          0        0
                                                     $38,723,913

                                                      3/31/2007
UBS SECURITIES LLC                                                         2

USD

CARDINAL STATE BANK              COMMON   141546101  $  1,940,811    141,665 N  X                  RIVO  141,665          0       0
CRESCENT BANK CO-GA              OTC EQ   225646108  $  3,561,590     82,387 N  X                  RIVO   82,387          0       0
COMMONWEALTH BANKSHARES IN       OTC EQ   202736104  $  5,757,392    256,454 N  X                  RIVO  195,954          0       0
ENTERPRISE BANCORP INC MAS       OTC EQ   293668109  $    843,125     52,695 N  X                  RIVO   52,695          0       0
FIRST CALIFORNIA FIN'L GRP       OTC EQ   319395109  $  1,225,136     97,233 N  X                  RIVO   97,233          0       0
FIRST COMMUNITY BANCORP CA       OTC EQ   31983B101  $  1,820,531     32,199 N  X                  RIVO   32,199          0       0
FIRST COMMUNITY BANK             OTC EQ   3.20E+206  $  1,111,047     58,879 N  X                  RIVO   58,879          0       0
FNB FINANCIAL SERVICES COR       OTC EQ   302526108  $  3,766,811    245,715 N  X                  RIVO  245,715          0       0
FIRST REGIONAL BANCORF-CAL       OTC EQ   33615C101  $  7,706,170    259,467 N  X                  RIVO  259,467          0       0
GREENVILLE FIRST BANCSHARE       OTC EQ   39607Y100  $  3,119,949    145,520 N  X                  RIVO  145,520          0       0
JACKSONVILLE BANCORP INC F       OTC EQ   469249106  $  1,904,472     53,632 N  X                  RIVO   53,632          0       0
MONARCH FINANCIAL HLDG INC       OTC EQ   60907Q100  $  4,307,525    252,789 N  X                  RIVO  252,789          0       0
                                                     $ 37,064,559

                                                            3/31/2007
UBS SECURITIES LLC                                                         3

USD


OLD LINE BANCSHARES INC          OTC EQ    67984M100   $ 1,356,875   125,000 N  X                  RIVO  125,000          0       0
PORTER BANCORP INC               OTC EQ    736233107   $ 3,039,815   133,677 N  X                  RIVO  133,677          0       0
PEOPLES BANCORP OF N C INC       OTC EQ    710577107   $   514,688    19,169 N  X                  RIVO   19,169          0       0
PEOPLES FINANCIAL CORP-MIS       OTC EQ    71103B102   $   724,739    27,993 N  X                  RIVO   27,993          0       0
PLACER SIERRA BANCSHARES         OTC EQ    726079106   $   888,407    32,831 N  X                  RIVO   32,831          0       0
PATRIOT NATL BANCORP INC         OTC EQ    70336F104   $ 2,609,640   115,984 N  X                  RIVO  115,984          0       0
PARK NATIONAL CORP               COMMON    700658107   $ 1,335,286    14,133 N  X                  RIVO   14,133          0       0
SUSSEX BANCORP                   OTC EQ    869245100   $ 2,210,411   144,945 N  X                  RIVO  144,945          0       0
SUMMIT FINANCIAL GROUP INC       OTC EQ    86606G101   $ 1,835,351    87,980 N  X                  RIVO   87,980          0       0

SOUTHERN NATIONAL BANCORP        OTC EQ    843395104   $   387,338    24,750 N  X                  RIVO   17,500          0       0
SUFFOLK FIRST BANK VA            OTC EQ    864788104   $   277,258    28,881 N  X                  RIVO   28,881          0       0
TIDELANDS BANCSHARES INC         OTC EQ    886374107   $ 1,695,170   119,800 N  X                  RIVO  109,800          0       0
TIB FINANCIAL CORP               OTC EQ    872449103   $ 2,594,400   172,960 N  X                  RIVO  172,960          0       0
TEMECULA VALLEY BANCORP IN       OTC EQ    87972L104   $ 4,916,926   230,301 N  X                  RIVO  175,301          0       0
UNITY BANCORP INC-DEL            OTC EQ    913290102   $   487,968    41,144 N  X                  RIVO   41,144          0       0
VINEYARD NATIONAL BANCORP        OTC EQ    927426106   $ 4,155,264   180,350 N  X                  RIVO  180,350          0       0
VALLEY FINANCIAL CORP VA         OTC EQ    919629105   $ 1,546,876   127,841 N  X                  RIVO  127,841          0       0
WASHINGTON BANKING COMPANY       OTC EQ    937303105   $   791,668    51,743 N  X                  RIVO   51,743          0       0
                                                       $31,368,080

                                                      $107,156,552